Note 14 - Stock-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of option grants	Weighted Average Exercise Price
Outstanding at January 1, 2012	1,760,000	$1.69
Granted	250,000	.77
Exercised	-	-
Expired	-	-
Forfeited	-	-
Outstanding at June 30, 2012	2,010,000	$1.57

Options exercisable at the end of the period	1,668,750

Outstanding at January 1, 2011	1,740,000
Granted	30,000
Exercised	-
Expired	-
Forfeited	(10,000)
Outstanding at December 31, 2011	1,760,000

Options exercisable at the end of the period	1,606,250
Outstanding at January 1, 2010	1,745,000
Granted	25,000
Exercised	-
Expired	-
Forfeited	(30,000)
Outstanding at December 31, 2010	1,740,000

Options exercisable at the end of the period	1,095,414

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Issue date	Number of warrants	Expiration Date	Exercise Price per share
December 2008	50,000	June 2013	$7.00 - $10.00
December 2009	100,000	December 2014	$1.25

Total	150,000